Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair Value of convertible component in convertible loan	$ 267
Total liabilities	267
Level 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair Value of convertible component in convertible loan
Total liabilities
Level 2 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair Value of convertible component in convertible loan
Total liabilities
Level 3 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair Value of convertible component in convertible loan	267
Total liabilities	$ 267